UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Southpoint Capital Advisors LP

Address:   623 Fifth Avenue
           Suite 2601
           New York, NY 10022


Form 13F File Number: 028-11745


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John S. Clark II
Title:  Manager of the General Partner
Phone:  (212) 692-6350

Signature,  Place,  and  Date  of  Signing:

/s/ John S. Clark II               New York, NY                       8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Southpoint Capital Advisors LP (the "Reporting Person") serves as investment adviser to Southpoint Fund LP (the "Fund"), Southpoint Qualified Fund LP (the "Qualified Fund"), Southpoint Offshore Fund, Ltd. and Southpoint Master Fund, LP (the Master Fund"). Southpoint Capital Advisors LLC is the general partner of the Reporting Person. Southpoint GP, LP is the general partner of the Fund, the Qualified Fund and the Master Fund. Southpoint GP, LLC is the general partner of Southpoint GP, LP. John S. Clark II is the sole manager of each of Southpoint Capital Advisors LLC and Southpoint GP, LLC.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    4

Form 13F Information Table Entry Total:              35

Form 13F Information Table Value Total:  $    1,430,443
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13948             Southpoint Capital Advisors LLC
----  --------------------  ----------------------------------------------------
2     028-13953             Southpoint GP, LP
----  --------------------  ----------------------------------------------------
3     028-13952             Southpoint GP, LLC
----  --------------------  ----------------------------------------------------
4     028-13950             John S. Clark II
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ATLAS ENERGY LP              COM UNITS LP     04930A104   18,986   622,278 SH       DEFINED    1,2,3,4    622,278      0    0
ATLAS RESOURCE PARTNERS LP   COM UNT LTD PR   04941A101    6,367   235,827 SH       DEFINED    1,2,3,4    235,827      0    0
CACI INTL INC                CL A             127190304   11,004   200,000 SH       DEFINED    1,2,3,4    200,000      0    0
CBOE HLDGS INC               COM              12503M108   14,255   515,000     CALL DEFINED    1,2,3,4    515,000      0    0
DECKERS OUTDOOR CORP         COM              243537107   57,213 1,300,000 SH       DEFINED    1,2,3,4  1,300,000      0    0
EDGEN GROUP INC              CL A             28014Q107    5,264   700,000 SH       DEFINED    1,2,3,4    700,000      0    0
EV ENERGY PARTNERS LP        COM UNITS        26926V107      984    19,500 SH       DEFINED    1,2,3,4     19,500      0    0
EXPRESS SCRIPTS HLDG CO      COM              30219G108  143,110 2,563,314 SH       DEFINED    1,2,3,4  2,563,314      0    0
FLEETCOR TECHNOLOGIES INC    COM              339041105   36,793 1,050,024 SH       DEFINED    1,2,3,4  1,050,024      0    0
GILDAN ACTIVEWEAR INC        COM              375916103   97,144 3,529,938 SH       DEFINED    1,2,3,4  3,529,938      0    0
GNC HLDGS INC                COM CL A         36191G107   19,600   500,000 SH       DEFINED    1,2,3,4    500,000      0    0
GROUPON INC                  COM CL A         399473107      266    25,000 SH       DEFINED    1,2,3,4     25,000      0    0
GULFPORT ENERGY CORP         COM NEW          402635304    7,221   350,000 SH       DEFINED    1,2,3,4    350,000      0    0
HUNTINGTON INGALLS INDS INC  COM              446413106  100,600 2,500,000 SH       DEFINED    1,2,3,4  2,500,000      0    0
LIBERTY INTERACTIVE CORPORAT INT COM SER A    53071M104  124,425 7,000,000 SH       DEFINED    1,2,3,4  7,000,000      0    0
MAKO SURGICAL CORP           COM              560879108   21,113   824,400 SH       DEFINED    1,2,3,4    824,400      0    0
MATTRESS FIRM HLDG CORP      COM              57722W106    4,547   150,010 SH       DEFINED    1,2,3,4    150,010      0    0
NAVIOS MARITIME PARTNERS L P UNIT LPI         Y62267102    2,849   209,606 SH       DEFINED    1,2,3,4    209,606      0    0
NAVISTAR INTL CORP NEW       COM              63934E108   25,533   900,000 SH       DEFINED    1,2,3,4    900,000      0    0
NEOSTEM INC                  *W EXP 07/01/201 640650115        2   125,000 SH       DEFINED    1,2,3,4    125,000      0    0
NICHOLAS FINANCIAL INC       COM NEW          65373J209   13,284 1,036,220 SH       DEFINED    1,2,3,4  1,036,220      0    0
NU SKIN ENTERPRISES INC      CL A             67018T105   23,506   501,200 SH       DEFINED    1,2,3,4    501,200      0    0
PRAXAIR INC                  COM              74005P104  110,776 1,018,820 SH       DEFINED    1,2,3,4  1,018,820      0    0
SEARS HLDGS CORP             COM              812350106    8,955   150,000 SH       DEFINED    1,2,3,4    150,000      0    0
SPECTRUM PHARMACEUTICALS INC COM              84763A108   15,560 1,000,000 SH       DEFINED    1,2,3,4  1,000,000      0    0
STEWART ENTERPRISES INC      CL A             860370105   15,144 2,130,000 SH       DEFINED    1,2,3,4  2,130,000      0    0
STURM RUGER & CO INC         COM              864159108   29,553   736,063 SH       DEFINED    1,2,3,4    736,063      0    0
TILLYS INC                   CL A             886885102    1,846   115,000 SH       DEFINED    1,2,3,4    115,000      0    0
UNION PAC CORP               COM              907818108   97,587   817,926 SH       DEFINED    1,2,3,4    817,926      0    0
UNIVERSAL DISPLAY CORP       COM              91347P105   29,789   828,840 SH       DEFINED    1,2,3,4    828,840      0    0
VIACOM INC NEW               CL B             92553P201   96,001 2,041,711 SH       DEFINED    1,2,3,4  2,041,711      0    0
VISA INC                     COM CL A         92826C839  117,449   950,000 SH       DEFINED    1,2,3,4    950,000      0    0
WABCO HLDGS INC              COM              92927K102  109,426 2,067,374 SH       DEFINED    1,2,3,4  2,067,374      0    0
WELLPOINT INC                COM              94973V107   51,032   800,000 SH       DEFINED    1,2,3,4    800,000      0    0
WESTPORT INNOVATIONS INC     COM NEW          960908309   13,259   360,800 SH       DEFINED    1,2,3,4    360,800      0    0
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